Working capital (Tables)	12 Months Ended
Dec. 31, 2024
Working Capital [Abstract]
Disclosure of changes in working capital

	Years ended December 31,
	2024	2023	2022
	(€ million)
(Increase)/decrease in inventories	€632	€(4,388)	€(5,606)
(Increase)/decrease in trade receivables	786	(2,249)	(1,986)
Increase/(decrease) in trade payables	(4,007)	1,058	4,165
Other changes	(3,398)	107	(1,054)
Total change in working capital	€(5,987)	€(5,472)	€(4,481)